RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
RELATED PARTY TRANSACTIONS
Sales to related parties	$ 1,564,748	$ 1,163,752	$ 4,069,242
Purchase from related parties	3,345	2,005	427
Beijing Huatu
RELATED PARTY TRANSACTIONS
Sales to related parties	1,485,054	1,163,752	2,110,589
Shanghai Saimeite
RELATED PARTY TRANSACTIONS
Sales to related parties	79,694
Beijing Xiaodu
RELATED PARTY TRANSACTIONS
Sales to related parties			1,622,267
Nanjing Shilian
RELATED PARTY TRANSACTIONS
Sales to related parties			336,386
Jinan Zhongshi Huiyun
RELATED PARTY TRANSACTIONS
Purchase from related parties	$ 3,345
Beijing Deran
RELATED PARTY TRANSACTIONS
Purchase from related parties		$ 2,005
Wuhan baijiashilian Technology CO.,Ltd.
RELATED PARTY TRANSACTIONS
Purchase from related parties			$ 427